Condensed Consolidated Balance sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	[1]	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	[1]	51,265,000	21,625,000
Ordinary shares, shares outstanding	[1]	51,265,000	21,625,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Notes 1 and 12).